Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal			$ 0	$ 0	$ 0
State			3	1	9
Total			3	1	9
Deferred:
Federal			0	0	0
State			0	0	0
Total			0	0	0
Income taxes	$ (4)	$ 1	$ 3	$ 1	$ 9